As filed with the Securities and Exchange Commission on February 15, 2024

1933 Act Registration Number – 333-176060

1940 Act Registration Number – 811-05617

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 66

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 67

SCM Trust

(Exact Name of Registrant as Specified in Charter)

1875 Lawrence Street, Suite 300

Denver, CO 80202

(Address of Principal Office)

Telephone Number: (415) 398-2727

Stephen C. Rogers

1875 Lawrence Street, Suite 300

Denver, CO 80202

(Name and Address of Agent for Service)

With copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, Co 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date specified in this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
☒	on March 15, 2024 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on __________ pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on __________ pursuant to paragraph (a) (2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement until March 15, 2024. Post-Effective Amendment No. 46 to the Registrant’s Registration Statement relates to the addition of the Shelton Large Cap Growth Fund as a new series of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 46 under the Securities Act of 1933 and Amendment No. 47 under the Investment Company Act of 1940, filed on June 16, 2022, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver, and State of Colorado, on the 15th day of February 2024.

SCM Trust
(Registrant)

By /s/ Stephen C. Rogers*

Stephen C. Rogers, Chairman of the Board and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers** Stephen C. Rogers	Principal Executive Officer and Trustee	February 15, 2024
/s/ Kevin T. Kogler** Kevin T. Kogler	Trustee	February 15, 2024
/s/ Marco Quazzo**	Trustee	February 15, 2024
Marco Quazzo
/s/ Stephen H. Sutro** Stephen H. Sutro	Trustee	February 15, 2024
/s/ William P. Mock** William P. Mock	Principal Financial Officer	February 15, 2024

*       Signed by Gregory T. Pusch pursuant to Secretary’s Certificate pursuant to Rule 483(b), filed with Post-Effective Amendment to the Registration Statement filed on February 28, 2020.

**       Signed by Gregory T. Pusch pursuant to Powers of Attorney filed by Post-Effective Amendment to the Registration Statement, as filed on August 4, 2017.